CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Total revenues	$ 2,166.8	$ 2,064.9	$ 1,994.8
Operating expenses:
Total cost of revenues	258.1	226.5	215.4
Research and development	292.7	252.8	239.2
Selling and marketing	597.8	569.9	552.7
General and administrative	110.7	111.5	105.7
Total operating expenses	1,259.3	1,160.7	1,113.0
Operating income	907.5	904.2	881.8
Financial income, net	42.1	66.6	80.6
Income before taxes on income	949.6	970.8	962.4
Taxes on income	134.0	124.2	136.7
Net income	$ 815.6	$ 846.6	$ 825.7
Basic earnings per ordinary share	$ 6.13	$ 6.03	$ 5.48
Diluted earnings per ordinary share	$ 6.08	$ 5.96	$ 5.43
Products and licenses
Revenues:
Total revenues	$ 513.9	$ 513.6	$ 510.8
Operating expenses:
Total cost of revenues	110.7	96.8	90.7
Security subscriptions
Revenues:
Total revenues	755.2	671.1	610.3
Operating expenses:
Total cost of revenues	35.9	26.4	24.6
Software updates and maintenance
Revenues:
Total revenues	897.7	880.2	873.7
Operating expenses:
Total cost of revenues	103.0	96.7	94.5
Amortization of technology
Operating expenses:
Total cost of revenues	$ 8.5	$ 6.6	$ 5.6